advance billings and customer deposits (Tables)	6 Months Ended
Jun. 30, 2018
advance billings and customer deposits
Disclosure of advance billings and customer accounts

As at (millions)	June 30, 2018	December 31, 2017	January 1, 2017
		(adjusted – Note 2(c))	(Note 2(c))
Advance billings	$517	$506	$456
Deferred customer activation and connection fees	11	13	17
Customer deposits	15	21	15
Regulatory deferral accounts	1	1	8

Contract liabilities	544	541	496
Other	75	91	88

	$619	$632	$584

Schedule of changes in contract liabilities

		Three-month periods ended June 30		Six-month periods ended June 30		Year ended December 31,
(millions)	Note	2018	2017	2018	2017	2017
Balance, beginning of period		$788	$777	$780	$732	$732
Revenue deferred in previous period and recognized in current period		(637)	(626)	(689)	(670)	(670)
Net additions arising from operations		628	633	686	723	718
Regulatory deferral account drawdown		—	(1)	—	(3)	(7)
Additions arising from business combinations		1	5	3	6	7

Balance, end of period		$780	$788	$780	$788	$780

Current				$691	$700	$691
Non-current	27
Deferred revenues				72	67	71
Deferred customer activation and connection fees				17	21	18

				$780	$788	$780

Reconciliation of contract liabilities presented in the consolidated statements of financial position — current
Gross contract liabilities				$691	$700	$691
Reclassification to contract assets for contracts with contract liabilities less than contract assets				(142)	(143)	(146)
Reclassification from contract assets for contracts with contract assets less than contract liabilities				(5)	(5)	(4)

				$544	$552	$541